As filed with the Securities and Exchange Commission on May 29, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914 - 7363
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Item 1. Schedule of Investments.

MUZINICH CREDIT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS at March 31, 2013 (Unaudited)

Shares		Value
INVESTMENT COMPANIES: 70.5%
Exchange Traded Funds: 70.5%
1,300	Market Vectors International High Yield Bond ETF	$34,944
30,000	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	3,137,100
134,000	PowerShares Senior Loan Portfolio	3,364,740
4,300	SPDR Barclays Short-Term High Yield Bond ETF	132,784
		6,669,568
TOTAL INVESTMENT COMPANIES:
(Cost $6,671,679)		6,669,568

Principal
Amount		Value
CORPORATE BONDS: 6.4%
Aerospace/Defense: 0.3%
	Bombardier, Inc.
$25,000	6.125%, 1/15/2023 1	26,063
Chemicals: 0.5%
	PetroLogistics Finance Corp.
50,000	6.250%, 4/1/2020 1	50,563
Consumer Products: 1.6%
	Sun Products, Corp.
150,000	7.750%, 3/15/2021 1	151,875
Energy: 1.0%
	Offshore Group Investment Ltd.
100,000	7.125%, 4/1/2023 1	102,500
Food/Beverage/Tobacco: 1.9%
	Hawk Acquisition Sub, Inc.
175,000	4.250%, 10/15/2020 1	175,437
Metals/Mining: 1.1%
	Walter Energy, Inc.
100,000	8.500%, 4/15/2021 1	102,750
TOTAL CORPORATE BONDS
(Cost $600,000)		609,188

Par Value		Value
BANK LOANS: 2.4%
Consumer Products: 1.6%
150,000	Sun Products, Corp. Loan	151,875
	4.250%, 3/15/2020
Food/Beverage/Tobacco: 0.8%
70,000	H.J. Heinz Company Term Loan	70,685
	2.500%, 3/27/2020
TOTAL BANK LOANS
(Cost $218,325)		222,560
TOTAL INVESTMENTS IN SECURITIES: 79.3%
(Cost $7,490,004)		7,501,316
Other Assets in Excess of Liabilities: 20.7%		1,959,227
TOTAL NET ASSETS: 100.0%		$9,460,543

	ETF - Exchange Traded Fund

1
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers.  At March 31, 2013 the value of these securities amounted to $609,188 or 6.4% of net assets.

The cost basis of investments for federal income tax purposes at March 31, 2013 was as follows+:

Cost of investments	$7,490,004
Gross unrealized appreciation	15,626
Gross unrealized depreciation	(4,314)
Net unrealized appreciation	$11,312

+Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments since the Fund does not have a full fiscal year.

Summary of Fair Value Exposure at March 31, 2013 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Description	Level 1	Level 2	Level 3	Total
Investment Companies	$6,669,568	$-	$-	$6,669,568
Corporate Bonds	-	609,188	-	609,188
Bank Loans	-	222,560	-	222,560
Total Investments in Securities	$6,669,568	$831,748	$-	$7,501,316

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*  /s/ Elaine E. Richards
Elaine E. Richards, President

Date            5/16/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Elaine E. Richards
                                     Elaine E. Richards, President

Date           5/16/13

By (Signature and Title)* /s/ Eric C. VanAndel
    Eric C. VanAndel, Treasurer

Date           5/29/13

* Print the name and title of each signing officer under his or her signature.